Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
OPERATING ACTIVITIES:
Net loss							$ (158,400,000)		$ (119,100,000)		$ (122,000,000.0)
Adjustments to reconcile net loss to net cash provided by operating activities:
Accrual of in-kind interest on notes payable to related parties							121,200,000		107,700,000		95,600,000
Depreciation and amortization expense							83,600,000		68,400,000		69,500,000
Share-based compensation expense									200,000		100,000
Loss on debt extinguishment							0		0		12,800,000
Amortization of debt issuance costs							3,200,000		2,600,000		3,600,000
Provision for doubtful accounts							2,100,000		600,000		500,000
Inventory obsolescence write down							700,000		1,900,000
Change in deferred income taxes							(16,600,000)		(15,500,000)		(16,100,000)
(Gain) loss on disposal of property, plant and equipment							(100,000)		400,000		1,200,000
Loss (gain) on foreign currency transactions							13,400,000		(1,700,000)		2,700,000
Other							1,400,000		(900,000)		(100,000)
Changes in operating assets and liabilities:
Accounts receivable							(4,200,000)		3,800,000		10,600,000
Costs in excess of billings on uncompleted contracts							(3,800,000)		(2,900,000)		(8,100,000)
Inventories							1,000,000.0		4,300,000		(7,800,000)
Deferred cost of revenue							6,600,000		(3,500,000)		(200,000)
Prepaid expenses and other current assets							(10,100,000)		(1,600,000)		1,400,000
Accrued expenses and other current liabilities							(2,200,000)		7,300,000		(13,100,000)
Deferred contract revenue							5,200,000		(1,700,000)		(8,400,000)
Other assets							500,000		200,000		500,000
Other liabilities							7,500,000		(8,500,000)		(5,300,000)
Increase in accounts payable							2,600,000		(2,500,000)		(2,700,000)
Net cash provided by operating activities							53,600,000		39,500,000		14,700,000
INVESTING ACTIVITIES:
Acquisitions of businesses, net of cash and cash equivalents acquired							(290,100,000)		(55,700,000)		(9,100,000)
Purchases of property, plant, and equipment and badges							(23,200,000)		(19,900,000)		(16,500,000)
Net cash used in investing activities							(313,300,000)		(75,600,000)		(25,600,000)
FINANCING ACTIVITIES:
Borrowings from notes payable to third-parties, net of discount and issuance costs							218,800,000	$ 300,000	98,800,000		596,800,000
Principal repayments							(14,800,000)		(13,400,000)		(560,200,000)
Deferred finance costs											(8,100,000)
Borrowings from notes payable – related parties			$ 0	$ 300,000			70,000,000.0
Borrowing on revolving term loan									80,000,000.0
Payment on revolving term loan							(35,000,000.0)		(45,000,000.0)		(13,000,000.0)
Payment of contingent considerations									(2,000,000.0)
Contribution from noncontrolling interests									0		100,000
Distributions to noncontrolling interests									(400,000)		(100,000)
Dividends to noncontrolling interests
Other financing									900,000		(500,000)
Net cash provided by financing activities							239,000,000.0		118,900,000		15,000,000.0
Effect of exchange rate changes on cash, cash equivalents, and restricted cash							3,100,000		(400,000)		(2,400,000)
Net (decrease) increase in cash, cash equivalents, and restricted cash							(17,600,000)		82,400,000		1,700,000
Cash, cash equivalents, and restricted cash at beginning of year							120,000,000.0		37,600,000		35,900,000
Cash, cash equivalents, and restricted cash at end of year	$ 102,400,000	$ 120,000,000.0	102,400,000	120,000,000.0			102,400,000		120,000,000.0		$ 37,600,000
GS Acquisition Holdings Corp II [Member]
OPERATING ACTIVITIES:
Net loss			1,013,683	(46,399)	$ (295)			(45,255,407)		$ (341)		$ (295)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of warrant liability	968,221	0	(9,232,566)	0	0	$ 30,806,877		43,139,251		0
Issuance costs related to warrant liability						1,075,021		1,075,021
Changes in operating assets and liabilities:
Decrease in dividend receivable			125					(3,883)
Decrease in prepaid expenses			151,670					(599,170)
Increase in deferred tax assets			(513,624)					(265,954)
Increase in accounts payable			7,394,888	46,399				964,734		341		295
Increase in income tax payable			0	0				57
Net cash provided by operating activities			(1,185,824)					(945,351)
FINANCING ACTIVITIES:
Principal repayments								(300,000)
Proceeds from sale of Class B common stock to GS Sponsor II LLC										0		5,000
Proceeds from sale of Class A common stock to public								750,000,000
Proceeds from sale of Private Placement Warrants								17,000,000
Payment of underwriting discounts								(15,000,000)
Payment of offering costs			(375,000)	(225,739)				(613,245)
Proceeds From Working Capital Note			2,000,000
Net cash provided by financing activities			1,625,000	74,261				751,386,755				5,000
Net (decrease) increase in cash, cash equivalents, and restricted cash								750,441,404				5,000
Increase in cash and restricted cash			439,176	74,261
Cash, cash equivalents, and restricted cash at beginning of year			750,446,404	5,000		$ 5,000	79,261	5,000		5,000
Cash, cash equivalents, and restricted cash at end of year	$ 750,885,580	$ 79,261	750,885,580	79,261	$ 5,000		$ 750,885,580	750,446,404	$ 79,261	$ 5,000		$ 5,000
Supplemental disclosure of non-cash financing activities
Accrued offering costs			$ 0	$ 692,952				375,000
Deferred underwriting discount								$ 26,250,000